Basis of Presentation and Significant Accounting Policies Principles of Consolidation and VIEs (Details) - USD ($) $ in Millions	Nov. 12, 2015	Apr. 14, 2015	Dec. 31, 2015
Taboola.com LTD
Common stock owned by the Company, percent			1.00%
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member] | Florida LLC
Fair Value of Land Contributed		$ 15
Carrying Value of Land Contributed		$ 10
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		92.00%
Future Ownership Percentage		85.00%
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member] | California LLC
Fair Value of Land Contributed	$ 39
Carrying Value of Land Contributed	$ 35
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	90.00%
Minimum
Ownership in equity method investment, percent			20.00%
Maximum
Ownership in equity method investment, percent			50.00%